Fair Value Measurement - Changes in Fair Value of Financial Assets and Liabilities in Level 3 (Parenthetical) (Detail) - Level 3 of fair value hierarchy [member] - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Deposits	$ 90	$ 137
Derivative instruments	601	(141)
Other liabilities designated at FVTPL	$ 51	$ 0